Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Acquisition
Schedule of estimated fair values of the assets acquired and liabilities assumed

May 14, 2014
Cash	$62,218
Accounts receivable	34,830
Prepaid expenses and other assets	5,516
Other long-term assets	1,237
Property and equipment	7,594
Intangible assets	543,200
Total identifiable assets acquired	654,595
Accounts payable and accrued liabilities	82,095
Deferred tax liabilities	195,948
Other long-term liabilities	904
Total liabilities assumed	278,947
Net identifiable assets acquired	375,648
Goodwill	829,141
Net assets acquired	$1,204,789

Schedule of unaudited pro forma results

Year Ended
December 31,
2014
(unaudited)
Net revenue	$505,961
Operating income	57,533
Net loss	(18,752)
Basic loss per share	$(0.24)
Diluted loss per share	$(0.24)